Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	May. 10, 2005	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Authorized share capital, shares (in shares)			800,000,000	800,000,000		800,000,000
Authorized share capital			$ 1,600	$ 1,600		$ 1,600
Issued and fully paid share capital, shares (in shares)			493,078,680	493,078,678		469,250,933
Issued and fully paid share capital			$ 986	$ 986		$ 939
Treasury shares held by Company, shares (in shares)			(318,740)	(318,740)		(272,441)
Treasury shares held by Company			$ (1)	$ (1)		$ (1)
Outstanding shares in issue, shares (in shares)			492,759,940	492,759,938		468,978,492
Outstanding shares in issue			$ 985	$ 985		$ 938
Number of shares issued (in shares)	6,000		0	0
Common shares, par value (in dollars per share)	$ 2.00		$ 2.00	$ 2.00		$ 2.00
Percent of outstanding shares authorized to be repurchased					10.00%
Convertible bonds due 2017
Class of Stock [Line Items]
Number of shares issued due to conversion of convertible debt instruments (in shares)		23,800,000